Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating activities
Net earnings	$ 2,733	$ 2,184	$ 2,066
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	815	831	819
Changes in operating working capital	(142)	114	42
Pension funding	(53)	(130)	(160)
Gains on divestitures of businesses, after tax	(611)	0	0
Income taxes paid on divestiture gains	(424)	0	0
Goodwill impairment, after tax	0	508	496
Other, net	211	185	386
Net cash provided by operating activities	2,529	3,692	3,649
Investing activities
Capital expenditures	(685)	(767)	(678)
Purchases of businesses, net of cash and equivalents acquired	(324)	(610)	(19)
Divestitures of businesses	1,812	363	3
Other, net	(212)	(145)	(95)
Net cash provided (used) by investing activities	591	(1,159)	(789)
Financing activities
Net increase in short-term borrowings	1,116	180	45
Proceeds from short-term borrowings greater than three months	2,515	2,952	1,530
Payments of short-term borrowings greater than three months	(3,286)	(2,510)	(1,201)
Proceeds from long-term debt	1,000	1	496
Payments of long-term debt	(504)	(329)	(521)
Dividends paid	(1,269)	(1,210)	(1,181)
Purchases of common stock	(2,501)	(1,048)	(1,110)
Purchase of noncontrolling interests	0	(574)	(10)
Other, net	(19)	(21)	19
Net cash used by financing activities	(2,948)	(2,559)	(1,933)
Effect of exchange rate changes on cash and equivalents	(267)	(100)	(19)
Increase (Decrease) in cash and equivalents	(95)	(126)	908
Beginning cash and equivalents	3,149	3,275	2,367
Ending cash and equivalents	3,054	3,149	3,275
Changes in operating working capital
Receivables	304	(263)	(84)
Inventories	(16)	(132)	83
Other current assets	(101)	59	(32)
Accounts payable	(287)	294	14
Accrued expenses	32	121	64
Income taxes	(74)	35	(3)
Total changes in operating working capital	$ (142)	$ 114	$ 42